Common Control Asset Acquisitions	12 Months Ended
Dec. 31, 2022
Common Control Asset Acquisitions [Abstrat]
COMMON CONTROL ASSET ACQUISITIONS

4. COMMON CONTROL ASSET ACQUISITIONS

SWOL Asset Acquisition

On March 19, 2021, the Company entered into an agreement (the “SWOL Agreement”) with Dollinger Holdings LLC, a company under common control, pursuant to which the Company acquired assets related to the online or in-person sale of original tequila and other products branded SWOL (the “SWOL Division”). Prior to the acquisition, the SWOL Division activity was minimal and consisted of test runs to determine viability. The SWOL Agreement included the assignment of contracts relating to production of original tequila for exclusive importation into the United States and a distribution agreement by which SWOL branded products are marketed and sold through online channels by the Company. In addition, the Company received all the intellectual property assets and registrations to conduct the business of selling SWOL products. Pursuant to the terms of the agreement, the Company paid Dollinger Holdings LLC $220,000 in cash and 2,666,667 shares of common stock of the Company. Additionally, the Company paid $40,930 in cash pursuant to SWOL’s existing liabilities.

The Company determined that the SWOL Agreement should be accounted for as an asset acquisition under common control, and therefore the transaction should be recognized at carrying value and prospectively applied. The Company determined there was no carrying value associated with the assets acquired under the SWOL Agreement. The total consideration issued was $261,197, consisting of the cash payments and the par value of the common shares issued. This amount was recorded as a reduction in additional paid-in capital on the statement of stockholders’ equity.

Soleil Vino Asset Acquisition

On May 31, 2021, the Company entered into an agreement (the “Soleil Agreement”) with Dollinger Holdings LLC, a company under common control, pursuant to which the Company received (a) all sourcing agreements with third party vendors for all Soleil Vino and related branded products, (b) all trademarks for Soleil Vino and all associated trade dress and intellectual property rights, (c) all labels, logos and other branding bearing the Soleil Vino marks and (d) website and all related digital and social media content including but not limited to influencer networks, domain and all related content and all related sales channels. Prior to the acquisition, Soleil Vino had no business activity. Pursuant to the terms of the agreement, the Company paid Dollinger Holding LLC $100,000 in cash and issued 666,667 common shares of the Company.

The Company determined that the Soleil Agreement should be accounted for as an asset acquisition under common control, and therefore the transaction should be recognized at carrying value and prospectively applied. The Company determined there was no carrying value associated with the assets acquired under the Soleil Agreement. The total consideration issued was $100,067, consisting of the cash payments and the par value of the common shares issued. This amount was recorded as a reduction in additional paid-in capital on the statement of stockholders’ equity.